Acquisitions, divestment of product rights and out-licensing - Purchase price allocation for asset acquisitions (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Deferred tax assets	$ 57
Trade receivables	10
Inventory	16
Cash and cash equivalents	4
Other assets	6
Trade payables and other liabilities	(11)
Net identifiable assets acquired	489
Acquired liquidity	(4)
Net assets recognized as a result of asset acquisitions	485
Currently marketed products
Asset Acquisition [Line Items]
Intangible assets	385
Acquired in-process research & development
Asset Acquisition [Line Items]
Intangible assets	10
Other (including software)
Asset Acquisition [Line Items]
Intangible assets	$ 12